Jul. 31, 2015

Ivy Funds

Supplement dated January 29, 2016 to the

Ivy Funds Prospectus

dated July 31, 2015

and as supplemented October 30, 2015

Effective February 1, 2016, the Prospectus is amended to reflect that the name of Ivy Global Real Estate Fund has changed to Ivy LaSalle Global Real Estate Fund, and the name of Ivy Global Risk-Managed Real Estate Fund has changed to Ivy LaSalle Global Risk-Managed Real Estate Fund.

The following replaces the first sentence of the third paragraph of the “Principal Investment Strategies” section for Ivy Global Bond Fund on page 54:

The Fund may invest in both investment and non-investment grade securities. It may invest up to 100% of its total assets in non-investment grade bonds, commonly called “high yield” or “junk” bonds, primarily of foreign issuers, that include bonds rated BB+ or lower by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality.